Class A Ordinary Shares Subject to Possible Redemption	9 Months Ended
Sep. 30, 2021
Class A Ordinary Shares Subject To Possible Redemption Disclosure [Abstract]
Class A Ordinary Shares Subject to Possible Redemption

Note 7 — Class A Ordinary Shares Subject to Possible Redemption

The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 500,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holder of the Company’s Class A ordinary shares are entitled to one vote for each share. As of September 30, 2021, there were 31,116,305 shares of Class A ordinary shares outstanding, all of which were subject to possible redemption.

As of September 30, 2021, Class A ordinary shares subject to possible redemption reflected on the balance sheet is reconciled on the following table:

Gross Proceeds	$311,163,050
Less:	—
Offering costs allocated to Class A shares subject to possible redemption	(17,138,390)
Proceeds allocated to Public Warrants at issuance	(5,948,230)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	22,086,620
Class A ordinary shares subject to possible redemption	$311,163,050